Benefit Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Oneida Savings Bank pension plan
Benefit Plans
Percentage of investments to be achieved for long-term growth	65.00%
Percentage of investments to be achieved for near-term benefit payments	35.00%
Target Allocation (as a percent)	100.00%
Percentage of Plan Assets	100.00%	100.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	7.00%
Total	$ 3,955,438	$ 3,544,708	$ 3,574,529
Expected benefit payments
2013	350,000
2014	368,000
2015	386,000
2016	405,000
2017	425,000
Years 2018 - 2022	2,468,000
Oneida Savings Bank pension plan | Carrying Amount
Benefit Plans
Total	3,955,438	3,544,708
Oneida Savings Bank pension plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	3,133,786	3,251,562
Oneida Savings Bank pension plan | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	821,652	293,146
Oneida Savings Bank pension plan | Cash | Carrying Amount
Benefit Plans
Total	167,097	415,378
Oneida Savings Bank pension plan | Cash | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	167,097	415,378
Oneida Savings Bank pension plan | Common and preferred equities
Benefit Plans
Target Allocation (as a percent)	60.00%
Percentage of Plan Assets	54.00%	57.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	10.00%
Oneida Savings Bank pension plan | Common Stock | Carrying Amount
Benefit Plans
Total	2,110,589	2,030,556
Oneida Savings Bank pension plan | Common Stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	2,110,589	2,030,556
Oneida Savings Bank pension plan | Debt Securities
Benefit Plans
Target Allocation (as a percent)	40.00%
Percentage of Plan Assets	41.00%	29.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	2.00%
Oneida Savings Bank pension plan | FHLMC | Carrying Amount
Benefit Plans
Total	111,142	86,244
Oneida Savings Bank pension plan | FHLMC | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	111,142	86,244
Oneida Savings Bank pension plan | FNMA | Carrying Amount
Benefit Plans
Total	240,165	104,438
Oneida Savings Bank pension plan | FNMA | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	240,165	104,438
Oneida Savings Bank pension plan | Government issues (US Treasuries) | Carrying Amount
Benefit Plans
Total	470,345	102,464
Oneida Savings Bank pension plan | Government issues (US Treasuries) | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	470,345	102,464
Oneida Savings Bank pension plan | Other financial instruments
Benefit Plans
Target Allocation (as a percent)	0.00%
Percentage of Plan Assets	5.00%	14.00%
Oneida Savings Bank pension plan | Real estate investment trust | Carrying Amount
Benefit Plans
Total	49,321	45,086
Oneida Savings Bank pension plan | Real estate investment trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	49,321	45,086
Oneida Savings Bank pension plan | Exchange traded funds | Carrying Amount
Benefit Plans
Total	806,779	760,542
Oneida Savings Bank pension plan | Exchange traded funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	806,779	760,542
State Bank of Chittenango pension plan
Benefit Plans
Percentage of investments to be achieved for long-term growth	97.00%
Percentage of investments to be achieved for near-term benefit payments	3.00%
Percentage of Plan Assets	100.00%	100.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	6.30%
Total	1,976,719	1,947,056	2,135,136
Number of investment firm	2	2
Amount of system monies had not yet been allocated to investment manager	20,000,000
Percentage of portfolio split under control of investment managers	49.00%	46.00%
Percentage of portfolio split under control of investment managers	43.00%	52.00%
Percentage of portfolio split under control of investment managers	8.00%	2.00%
Portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund (as a percent)	12.00%	10.00%
Expected contributions for the next fiscal year	243,127
Expected benefit payments
2013	195,157
2014	189,195
2015	183,012
2016	176,758
2017	170,597
Years 2018 - 2022	769,995
State Bank of Chittenango pension plan | Carrying Amount
Benefit Plans
Total	1,976,719	1,947,056
State Bank of Chittenango pension plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	899,760	936,297
State Bank of Chittenango pension plan | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	1,076,959	1,010,759
State Bank of Chittenango pension plan | Cash equivalents
Benefit Plans
Target allocation, minimum (as a percent)	0.00%
Target allocation, maximum (as a percent)	20.00%
Percentage of Plan Assets	13.00%	11.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	0.40%
State Bank of Chittenango pension plan | Foreign currencies | Carrying Amount
Benefit Plans
Total	2,057	3,366
State Bank of Chittenango pension plan | Foreign currencies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	2,057	3,366
State Bank of Chittenango pension plan | Government issues | Carrying Amount
Benefit Plans
Total	10,728
State Bank of Chittenango pension plan | Government issues | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	10,728
State Bank of Chittenango pension plan | Short-term investment funds | Carrying Amount
Benefit Plans
Total	242,302	203,281
State Bank of Chittenango pension plan | Short-term investment funds | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	242,302	203,281
State Bank of Chittenango pension plan | Common and preferred equities
Benefit Plans
Target allocation, minimum (as a percent)	40.00%
Target allocation, maximum (as a percent)	60.00%
Percentage of Plan Assets	45.00%	48.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	4.00%
State Bank of Chittenango pension plan | Common Stock | Carrying Amount
Benefit Plans
Total	870,508	910,462
State Bank of Chittenango pension plan | Common Stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	870,508	910,462
State Bank of Chittenango pension plan | Depository receipts | Carrying Amount
Benefit Plans
Total	19,468	19,598
State Bank of Chittenango pension plan | Depository receipts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	19,468	19,598
State Bank of Chittenango pension plan | Preferred stock | Carrying Amount
Benefit Plans
Total	3,860	2,871
State Bank of Chittenango pension plan | Preferred stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	3,860	2,871
State Bank of Chittenango pension plan | Fixed income securities
Benefit Plans
Target allocation, minimum (as a percent)	40.00%
Target allocation, maximum (as a percent)	60.00%
Percentage of Plan Assets	42.00%	41.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	1.90%
State Bank of Chittenango pension plan | Auto loan receivables | Carrying Amount
Benefit Plans
Total	10,712	235
State Bank of Chittenango pension plan | Auto loan receivables | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	10,712	235
State Bank of Chittenango pension plan | Collateralized Mortgage Obligations | Carrying Amount
Benefit Plans
Total	214,202	190,276
State Bank of Chittenango pension plan | Collateralized Mortgage Obligations | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	214,202	190,276
State Bank of Chittenango pension plan | Corporate bonds | Carrying Amount
Benefit Plans
Total	186,628	173,009
State Bank of Chittenango pension plan | Corporate bonds | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	186,628	173,009
State Bank of Chittenango pension plan | FHLMC | Carrying Amount
Benefit Plans
Total	24,526	33,560
State Bank of Chittenango pension plan | FHLMC | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	24,526	33,560
State Bank of Chittenango pension plan | FNMA | Carrying Amount
Benefit Plans
Total	98,083	103,672
State Bank of Chittenango pension plan | FNMA | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	98,083	103,672
State Bank of Chittenango pension plan | Government National Mortgage Assoc. I | Carrying Amount
Benefit Plans
Total	1,044	1,400
State Bank of Chittenango pension plan | Government National Mortgage Assoc. I | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	1,044	1,400
State Bank of Chittenango pension plan | Government National Mortgage Assoc. II | Carrying Amount
Benefit Plans
Total	4,548	7,263
State Bank of Chittenango pension plan | Government National Mortgage Assoc. II | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	4,548	7,263
State Bank of Chittenango pension plan | Government issues (US Treasuries) | Carrying Amount
Benefit Plans
Total	281,564	293,573
State Bank of Chittenango pension plan | Government issues (US Treasuries) | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	281,564	293,573
State Bank of Chittenango pension plan | Municipals | Carrying Amount
Benefit Plans
Total	2,150	2,280
State Bank of Chittenango pension plan | Municipals | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	2,150	2,280
State Bank of Chittenango pension plan | Other asset backed | Carrying Amount
Benefit Plans
Total	472	2,210
State Bank of Chittenango pension plan | Other asset backed | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	472	2,210
State Bank of Chittenango pension plan | Other financial instruments
Benefit Plans
Target allocation, minimum (as a percent)	0.00%
Target allocation, maximum (as a percent)	5.00%
Percentage of Plan Assets	0.00%	0.00%
State Bank of Chittenango pension plan | Real estate investment trust | Carrying Amount
Benefit Plans
Total	3,867
State Bank of Chittenango pension plan | Real estate investment trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	$ 3,867
State Bank of Chittenango pension plan | Maximum
Benefit Plans
Percentage of portfolio of security that can be purchased at a time	5.00%
Percentage of market value of security that can be purchased in any one issuer	8.00%
Percentage of investment manager's portfolio for specified securities	10.00%